Hit Discovery Divestiture - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Entitled to receive cash			$ 17,500,000
Cash received			2,400,000
Installment receivable	$ 12,593,000		12,593,000
Prepaid of reimbursement expense	500,000		500,000
Equity consideration	10,000,000		10,000,000
Impairment to equity consideration			0
Research and development	24,780,000	$ 27,558,000	$ 68,501,000	$ 84,273,000	$ 111,315,000	$ 132,859,000
Fair Value Discount Rate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value discount rate			19.00%
Hit Discovery Divestiture [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of equity consideration	10,000,000		$ 10,000,000
Gain on hit discovery divestiture			$ 23,300,000
Common stock vested number of shares			23,317
Number of stock options vested, held by terminated employees			18,818
Number of stock options, modified			19,981
Stock options, modification terms			The Company modified 19,981 stock options to increase the exercise period from 90 days to one year from the date of termination for certain employees terminated in relation to the transaction.
Research and development			$ 500,000
Integral Health [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received			2,500,000
Installment receivable	14,100,000		14,100,000
Interest income	$ 700,000		$ 1,500,000
Integral Health [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Installment receivable							$ 15,000,000